COMMON STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of options activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at December 31, 2021	431,266	$4.98	3.4	$197,506
Granted	685,000	$6.41	4.0	—
Forfeited	(190,000)	$6.41	—	—
Outstanding at December 31, 2022	926,266	$5.74	3.3	—
Exercisable at December 31, 2022	404,599	$5.02	3.3	—

Outstanding at December 31, 2022	926,266	$5.74	3.3	—
Granted	463,117	$4.22	4.35	—
Exercised/Forfeited	(1,608)	$14.00	—	—
Outstanding at December 31, 2023	1,387,775	$5.23	3.0	$—
Exercisable at December 31, 2023	581,324	$5.38	1.8	—

Schedule of weighted- average assumptions

	For the Years Ended December 31,
	2023	2022
Risk free interest rate	3.73%	0.97% – 3.15%
Expected term in years	3.50	3.25 – 3.50
Dividend yield	—	—
Volatility of common stock	54% –118%	72% – 80%
Weighted average grant date fair value per option	$1.57	$2.33

Schedule of warrants outstanding

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (Years)	Value
Outstanding at December 31, 2021	1,376,466	$8.18	1.9	—
Warrants expired, forfeited, cancelled or exercised	(1,228,875)	$—	—	—
Warrants issued	—	$—	—	—
Outstanding at December 31, 2022	80,091	$8.63	0.98	—
Exercisable at December 31, 2022	80,091	$8.63	0.8	—

Outstanding at December 31, 2022	80,091	$8.63	0.8	—
Warrants expired, forfeited, cancelled or exercised	(102,947)	$—	—	—
Warrants issued	—	$—	—	—
Outstanding at December 31, 2023	44,644	$7.70	0.7	—
Exercisable at December 31, 2023	44,644	$7.70	0.7	—